Significant Accounting Policies (Schedule Of Warranty Liability) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance, at January 1	$ 198,938	$ 224,355
Warranties issued during the year	20,250	39,993
Reduction due to expired warranties or claims during the year	(122,022)	(112,634)
Additions resulting from acquisitions	(4,484)	0
Reduction due to deconsolidation of a subsidiary	468	47,224
Balance, at December 31	$ 93,150	$ 198,938